OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2022
Other Receivables
DISCLOSURE OF DETAILED TRADE AND OTHER RECEIVABLES EXPLANATORY
	Year ended March 31,
	$2022	2021
Group
Other receivables	19,130	4,499
VAT receivable	82,617	17,799
Prepayments	711,209	21,072
	812,956	43,370